Segment information (Details Textual) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Segment information (Textual)
Provisions amount	$ (5,534)	$ (13,955)
Revenue corresponding principle amount	$ 11,462	$ 6,509	$ 5,426
Description of corresponding assets	No external client represents 10% or more of the revenue of any of the reportable segments. From all assets corresponding to the Operations Center in Israel segments, Ps. 82,707 are located in USA (Ps. 74,170 in 2019 and Ps. 77,664 in 2018), Ps. 0 (Ps. 1,979 in 2019 and Ps. 2,333 in 2018) in India and the remaining are located in Israel.		From all the revenues corresponding to the Operations Center in Argentina, the 100% are originated in Argentina. No external client represents 10% or more of revenue of any of the reportable segments.
Reportable segment percentage	10.00%	10.00%	10.00%
Elimination Of Inter-segment Transactions And Non-reportable Assets / Liabilities [Member]
Segment information (Textual)
Provisions amount	$ 17	$ 8,658	$ 5,453
Urban properties and investments [Member] | Uruguay [Member]
Segment information (Textual)
Corresponding to assets	575
Argentina
Segment information (Textual)
Revenue corresponding principle amount	18,167	12,680	11,296
Corresponding to assets	13,269	13,765	11,735
Argentina | Urban properties and investments [Member]
Segment information (Textual)
Revenue corresponding principle amount	11,127	14,563
Corresponding to assets	155,377	117,932	155,890
Other Countries [Member]
Segment information (Textual)
Revenue corresponding principle amount	8,092	6,381	4,097
Corresponding to assets	23,801	20,832	19,020
Other Countries [Member] | Urban properties and investments [Member]
Segment information (Textual)
Corresponding to assets	2,886	(6,370)	(2,987)
Brazil
Segment information (Textual)
Revenue corresponding principle amount	7,278	5,923	3,743
Corresponding to assets	18,912	18,974	17,128
UNITED STATES | Urban properties and investments [Member]
Segment information (Textual)
Revenue corresponding principle amount	11	14
Corresponding to assets	2,311	(6,952)	(3,672)
Uruguay [Member] | Urban properties and investments [Member]
Segment information (Textual)
Revenue corresponding principle amount		478
Corresponding to assets		582	685
Adjustments [Member]
Segment information (Textual)
Corresponding to expenses	(130)	(149)	(58)
Management fees	$ 0	$ (336)	$ (1,456)